15. INVESTMENTS (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investments accounted for using equity method [abstract]
Beginning balance	R$ 133,765	R$ 117,840
Equity in investees	(1,378)	809
Other	(8,808)	15,116
Ending balance	R$ 123,579	R$ 133,765